Label	Element	Value
T. Rowe Price All-Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	All-Cap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses below are annualized based on the fees and expenses for the six-month period ended June 30, 2024. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 95.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily (at least 65% of its total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the adviser’s view, are the fastest growing or have the greatest growth potential. While the fund generally takes a growth approach to stock selection, the fund has the flexibility to opportunistically invest in companies with either growth or value characteristics. Growing companies that are positioned to benefit from dynamic technological, social, medical, and business developments that help define the current U.S. economic landscape can be found across an array of industries. The fund’s allocation to industry sectors will generally reflect such factors as the overall revenue growth of the component companies in a sector and the sector’s contribution to U.S. gross domestic product from year to year.

Holdings range from large-cap to small-cap companies. In selecting stocks, the adviser looks for many characteristics, typically including, but not limited to:

• earnings growth rates that generally exceed that of the average company in the Russell 3000® Index;

• favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

• effective management; or

• stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company’s prospects.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the nine months ended 9/30/24 was 23.01%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	30.64%	Worst Quarter	6/30/22	-18.25%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price All-Cap Opportunities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price All-Cap Opportunities Fund | Stock investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price All-Cap Opportunities Fund | Growth investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Growth investing: The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

T. Rowe Price All-Cap Opportunities Fund | Market conditions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price All-Cap Opportunities Fund | Sector exposure
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

T. Rowe Price All-Cap Opportunities Fund | Information technology sector
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Information technology sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

T. Rowe Price All-Cap Opportunities Fund | Foreign investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign investing: Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

T. Rowe Price All-Cap Opportunities Fund | Portfolio turnover
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Portfolio turnover: High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

T. Rowe Price All-Cap Opportunities Fund | Active management
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price All-Cap Opportunities Fund | Cybersecurity breaches
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price All-Cap Opportunities Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index	[1]
T. Rowe Price All-Cap Opportunities Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
T. Rowe Price All-Cap Opportunities Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Since Inception	rr_AverageAnnualReturnSinceInception	12.77%	[2]
T. Rowe Price All-Cap Opportunities Fund | Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Multi-Cap Growth Funds Index
T. Rowe Price All-Cap Opportunities Fund | Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.17%
5 Years	rr_AverageAnnualReturnYear05	14.56%
10 Years	rr_AverageAnnualReturnYear10	11.24%
Since Inception	rr_AverageAnnualReturnSinceInception	12.29%	[2]
T. Rowe Price All-Cap Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[3]
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	$ 978
Annual Return 2014	rr_AnnualReturn2014	9.44%
Annual Return 2015	rr_AnnualReturn2015	8.80%
Annual Return 2016	rr_AnnualReturn2016	1.40%
Annual Return 2017	rr_AnnualReturn2017	34.57%
Annual Return 2018	rr_AnnualReturn2018	1.28%
Annual Return 2019	rr_AnnualReturn2019	35.03%
Annual Return 2020	rr_AnnualReturn2020	44.71%
Annual Return 2021	rr_AnnualReturn2021	20.85%
Annual Return 2022	rr_AnnualReturn2022	(21.32%)
Annual Return 2023	rr_AnnualReturn2023	29.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.01%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.64%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.25%)
1 Year	rr_AverageAnnualReturnYear01	29.03%
5 Years	rr_AverageAnnualReturnYear05	19.11%
10 Years	rr_AverageAnnualReturnYear10	14.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1985
T. Rowe Price All-Cap Opportunities Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.15%
5 Years	rr_AverageAnnualReturnYear05	15.99%
10 Years	rr_AverageAnnualReturnYear10	11.78%
T. Rowe Price All-Cap Opportunities Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.87%
5 Years	rr_AverageAnnualReturnYear05	14.71%
10 Years	rr_AverageAnnualReturnYear10	11.18%
T. Rowe Price All-Cap Opportunities Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	29.19%
5 Years	rr_AverageAnnualReturnYear05	19.26%
Since Inception	rr_AverageAnnualReturnSinceInception	16.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2015
T. Rowe Price All-Cap Opportunities Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,283
1 Year	rr_AverageAnnualReturnYear01	28.72%
5 Years	rr_AverageAnnualReturnYear05	18.79%
10 Years	rr_AverageAnnualReturnYear10	14.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
T. Rowe Price All-Cap Opportunities Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.63%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[4]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2025

[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 12/17/15.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.